Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although the Company’s longstanding practice has been to make annual equity grants in January and May or June of each year at the regularly scheduled meetings of the Compensation Committee and the Board of Directors. We believe this allows management, the Compensation Committee and the Board to review all elements of compensation at the same points in each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our other NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.

Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although the Company’s longstanding practice has been to make annual equity grants in January and May or June of each year at the regularly scheduled meetings of the Compensation Committee and the Board of Directors. We believe this allows management, the Compensation Committee and the Board to review all elements of compensation at the same points in each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our other NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false